                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07853

                         Kalmar Pooled Investment Trust
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-463-6670

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

KALMAR
POOLED
INVESTMENT
TRUST

"GROWTH-WITH-VALUE"
SMALL CAP FUND

                                                         SCHEDULE OF INVESTMENTS
                                                                  MARCH 31, 2011
                                                                     (UNAUDITED)

                                                                      VALUE
                                                        SHARES       (NOTE 1)
                                                      ----------   -------------
COMMON STOCK -- 94.0%
CONSUMER DISCRETIONARY -- 18.4%
   ADVERTISING AGENCIES -- 1.4%
   Constant Contact, Inc. *(a)                           145,235   $   5,068,702
                                                                   -------------
   AUTO PARTS -- 2.1%
   Gentex Corp.                                          123,055       3,722,414
   LKQ Corp. *                                           171,125       4,124,113
                                                                   -------------
                                                                       7,846,527
                                                                   -------------
   COSMETICS -- 1.3%
   Elizabeth Arden, Inc. *                               155,430       4,664,454
                                                                   -------------
   EDUCATIONAL SERVICES -- 2.3%
   American Public Education, Inc. *(a)                   75,555       3,056,200
   DeVry, Inc.                                           101,345       5,581,069
                                                                   -------------
                                                                       8,637,269
                                                                   -------------
   ENTERTAINMENT -- 1.5%
   Imax Corp. *(a)                                       118,345       3,784,673
   Live Nation Entertainment, Inc. *                     169,670       1,696,700
                                                                   -------------
                                                                       5,481,373
                                                                   -------------
   LEISURE TIME -- 1.6%
   Life Time Fitness, Inc. *(a)                          161,000       6,006,910
                                                                   -------------
   RESTAURANTS -- 2.7%
   BJ's Restaurants, Inc. *                               80,385       3,161,542
   Bravo Brio Restaurant Group, Inc. *                    83,280       1,473,223
   Ruby Tuesday, Inc. *                                  412,360       5,406,040
                                                                   -------------
                                                                      10,040,805
                                                                   -------------
   SPECIALTY RETAIL -- 5.5%
   DSW, Inc. (A Shares) *(a)                             169,350       6,767,226
   Tractor Supply Co.                                     77,190       4,620,593
   Ulta Salon Cosmetics & Fragrance, Inc. *              110,665       5,326,306

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR
POOLED
INVESTMENT
TRUST

"GROWTH-WITH-VALUE" SMALL CAP FUND           SCHEDULE OF INVESTMENTS-- CONTINUED
                                                                  MARCH 31, 2011
                                                                     (UNAUDITED)

                                                                       VALUE
                                                        SHARES        (NOTE 1)
                                                      ---------    -------------
CONSUMER DISCRETIONARY -- (CONTINUED)
   Zumiez, Inc. *(a)                                     131,130   $   3,465,766
                                                                   -------------
                                                                      20,179,891
                                                                   -------------
   TOTAL CONSUMER DISCRETIONARY                                       67,925,931
                                                                   -------------
CONSUMER STAPLES -- 2.0%
   FOODS -- 2.0%
   United Natural Foods, Inc. *                          163,250       7,316,865
                                                                   -------------
   TOTAL CONSUMER STAPLES                                              7,316,865
                                                                   -------------
ENERGY -- 5.4%
   ENERGY EQUIPMENT -- 0.9%
   Core Laboratories N.V.                                 32,920       3,363,436
                                                                   -------------
   OFFSHORE DRILLING & OTHER SERVICES -- 1.0%
   Atwood Oceanics, Inc. *(a)                             77,150       3,582,074
                                                                   -------------
   OIL: CRUDE PRODUCERS -- 3.5%
   Brigham Exploration Co. *(a)                          148,260       5,512,307
   Niko Resources, Ltd.                                   38,890       3,708,550
   Rex Energy Corp. *(a)                                 313,805       3,655,828
                                                                   -------------
                                                                      12,876,685
                                                                   -------------
   TOTAL ENERGY                                                       19,822,195
                                                                   -------------
FINANCIAL SERVICES -- 1.7%
   DIVERSIFIED FINANCIAL SERVICES -- 0.3%
   Evercore Partners, Inc. (A Shares)                     38,310       1,313,650
                                                                   -------------
   FINANCIAL DATA & SYSTEMS -- 1.4%
   Alliance Data Systems Corp. *(a)                       59,430       5,104,443
                                                                   -------------
   TOTAL FINANCIAL SERVICES                                            6,418,093
                                                                   -------------
HEALTHCARE -- 9.5%
   HEATH CARE: MISCELLANEOUS -- 0.7%
   MedAssets, Inc. *                                     166,430       2,541,386
                                                                   -------------
   MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 6.8%
   Cooper Companies, Inc. (The) (a)                      205,330      14,260,169
   Meridian Bioscience, Inc. (a)                          93,580       2,244,984
   ResMed, Inc. *(a)                                     162,510       4,875,300

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR
POOLED
INVESTMENT
TRUST

"GROWTH-WITH-VALUE" SMALL CAP FUND           SCHEDULE OF INVESTMENTS-- CONTINUED
                                                                  MARCH 31, 2011
                                                                     (UNAUDITED)

                                                                      VALUE
                                                        SHARES       (NOTE 1)
                                                      ----------   -------------
HEALTHCARE -- (CONTINUED)
   Volcano Corp. *(a)                                    145,791   $   3,732,250
                                                                   -------------
                                                                      25,112,703
                                                                   -------------
   MEDICAL EQUIPMENT -- 1.8%
   Luminex Corp. *                                       210,580       3,950,481
   SonoSite, Inc. *                                       84,090       2,801,879
                                                                   -------------
                                                                       6,752,360
                                                                   -------------
   MEDICAL SERVICES -- 0.2%
   eResearch Technology, Inc. *                          108,045         731,465
                                                                   -------------
   TOTAL HEALTHCARE                                                   35,137,914
                                                                   -------------
MATERIALS & PROCESSING -- 5.9%
   CHEMICALS: DIVERSIFIED -- 2.6%
   Albemarle Corp.                                       163,785       9,789,429
                                                                   -------------
   CHEMICALS: SPECIALTY -- 1.4%
   Polypore International, Inc. *                         90,145       5,190,549
                                                                   -------------
   DIVERSIFIED MATERIALS & PROCESSING -- 1.4%
   Belden, Inc.                                          134,710       5,058,361
                                                                   -------------
   GOLD -- 0.5%
   San Gold Corp. *                                      679,435       1,794,073
                                                                   -------------
   TOTAL MATERIALS & PROCESSING                                       21,832,412
                                                                   -------------
PRODUCER DURABLES -- 21.2%
   AIR TRANSPORT -- 1.3%
   Atlas Air Worldwide Holdings, Inc. *                   67,965       4,738,520
                                                                   -------------
   BACK OFFICE SUPPORT, HR, AND CONSULTING -- 1.3%
   SFN Group, Inc. *                                     333,435       4,698,099
                                                                   -------------
   COMMERCIAL SERVICES: RENTAL & LEASING -- 1.0%
   Mobile Mini, Inc. *                                   159,985       3,842,840
                                                                   -------------
   COMMERCIAL VEHICLES & PARTS -- 1.8%
   Rush Enterprises, Inc. (A Shares) *                   129,770       2,569,446

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR
POOLED
INVESTMENT
TRUST

"GROWTH-WITH-VALUE" SMALL CAP FUND           SCHEDULE OF INVESTMENTS-- CONTINUED
                                                                  MARCH 31, 2011
                                                                     (UNAUDITED)

                                                                       VALUE
                                                        SHARES        (NOTE1)
                                                      ----------   -------------
PRODUCER DURABLES -- (CONTINUED)
   Wabash National Corp. *                               348,880   $   4,040,030
                                                                   -------------
                                                                       6,609,476
                                                                   -------------
   ENGINEERING & CONTRACTING SERVICES -- 2.5%
   Chicago Bridge & Iron Co. N.V.                        231,520       9,413,603
                                                                   -------------
   ENVIRONMENTAL, MAINTENANCE, AND SECURITY
       SERVICES -- 1.9%
   Corrections Corp. of America *                        146,310       3,569,964
   Healthcare Services Group, Inc.                       194,535       3,419,925
                                                                   -------------
                                                                       6,989,889
                                                                   -------------
   FORMS AND BULK PRINTING SERVICES -- 0.4%
   InnerWorkings, Inc. *(a)                              207,230       1,529,357
                                                                   -------------
   INTERNATIONAL TRADE AND DIVERSIFIED
       LOGISTICS -- 1.9%
   MSC Industrial Direct Co., Inc. (A Shares)            100,470       6,879,181
                                                                   -------------
   MACHINERY: INDUSTRIAL -- 4.1%
   Kennametal, Inc.                                      128,970       5,029,830
   Middleby Corp. *                                       61,545       5,737,225
   Tennant Co.                                           107,975       4,539,269
                                                                   -------------
                                                                      15,306,324
                                                                   -------------
   SCIENTIFIC INSTRUMENTS: CONTROL & FILTER -- 0.5%
   Robbins & Myers, Inc.                                  43,695       2,009,533
                                                                   -------------
   SCIENTIFIC INSTRUMENTS: ELECTRICAL -- 2.1%
   EnerSys, Inc. *                                       192,625       7,656,844
                                                                   -------------
   SHIPPING -- 1.0%
   UTi Worldwide, Inc.                                   191,100       3,867,864
                                                                   -------------
   TRUCKERS -- 1.4%
   Celadon Group, Inc. *                                 164,290       2,668,070
   Knight Transportation, Inc. (a)                       123,215       2,371,889
                                                                   -------------
                                                                       5,039,959
                                                                   -------------
   TOTAL PRODUCER DURABLES                                            78,581,489
                                                                   -------------
TECHNOLOGY -- 29.9%
   COMMUNICATIONS TECHNOLOGY -- 2.9%
   Ixia *                                                142,595       2,264,409
   NICE-Systems, Ltd., Sponsored *                       131,900       4,872,386

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR
POOLED
INVESTMENT
TRUST

"GROWTH-WITH-VALUE" SMALL CAP FUND           SCHEDULE OF INVESTMENTS-- CONTINUED
                                                                  MARCH 31, 2011
                                                                     (UNAUDITED)

                                                                       VALUE
                                                        SHARES         (NOTE 1)
                                                      ----------   -------------
TECHNOLOGY -- (CONTINUED)
   Polycom, Inc. *                                        71,925   $   3,729,311
                                                                   -------------
                                                                      10,866,106
                                                                   -------------
   COMPUTER SERVICES SOFTWARE & SYSTEMS -- 19.5%
   Acxiom Corp. *                                        243,650       3,496,377
   Ariba, Inc. *                                         267,180       9,121,525
   Cadence Design Systems, Inc *                         414,855       4,044,836
   Concur Technologies, Inc. *(a)                         64,710       3,588,170
   DealerTrack Holdings, Inc. *                          249,115       5,719,680
   Digital River, Inc. *(a)                              129,150       4,834,085
   Micros Systems, Inc. *                                 81,530       4,030,028
   NetScout Systems, Inc. *                              136,500       3,729,180
   NIC, Inc.                                             351,722       4,382,456
   Pegasystems, Inc (a)                                  109,450       4,152,533
   Radiant Systems, Inc *                                224,805       3,979,049
   RightNow Technologies, Inc. *                         141,870       4,440,531
   Rovi Corp. *(a)                                        73,812       3,960,014
   Sapient Corp. *                                       378,405       4,332,737
   Syntel, Inc.                                           39,850       2,081,366
   Ultimate Software Group, Inc. *                       104,615       6,146,131
                                                                   -------------
                                                                      72,038,698
                                                                   -------------
   COMPUTER TECHNOLOGY -- 0.4%
   Super Micro Computer, Inc. *                           96,680       1,550,747
                                                                   -------------
   ELECTRONIC COMPONENTS -- 1.6%
   Rogers Corp. *                                        128,600       5,794,716
                                                                   -------------
   PRODUCTION TECHNOLOGY EQUIPMENT -- 1.9%
   ATMI, Inc. *                                          152,030       2,870,326
   Teradyne, Inc. *(a)                                   226,430       4,032,718
                                                                   -------------
                                                                       6,903,044
                                                                   -------------
   SEMICONDUCTORS & COMPONENTS -- 3.6%
   Atmel Corp. *                                         460,375       6,274,911
   Diodes, Inc. *                                         65,320       2,224,799
   Microsemi Corp. *                                      77,910       1,613,516
   Power Integrations, Inc. (a)                           82,220       3,151,493
                                                                   -------------
                                                                      13,264,719
                                                                   -------------
   TOTAL TECHNOLOGY                                                  110,418,030
                                                                   -------------
   TOTAL COMMON STOCK (COST $210,468,340)                            347,452,929
                                                                   -------------

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR
POOLED
INVESTMENT
TRUST

"GROWTH-WITH-VALUE" SMALL CAP FUND           SCHEDULE OF INVESTMENTS-- CONTINUED
                                                                  MARCH 31, 2011
                                                                     (UNAUDITED)

                                                                       VALUE
                                                        SHARES        (NOTE 1)
                                                      ----------   -------------
SECURITIES LENDING COLLATERAL -- 15.8%
   Institutional Money Market Trust                   58,286,387   $  58,286,387
                                                                   -------------
   TOTAL SECURITIES LENDING COLLATERAL
      (COST $58,286,387)                                              58,286,387
                                                                   -------------
MONEY MARKET SECURITIES -- 5.9%
MONEY MARKET FUNDS -- 5.9%
   BlackRock Liquidity Funds TempFund Portfolio       10,870,901      10,870,901
   BlackRock Liquidity Funds TempCash Portfolio       10,870,901      10,870,901
                                                                   -------------
   TOTAL MONEY MARKET SECURITIES (COST $21,741,802)                   21,741,802
                                                                   -------------
   TOTAL INVESTMENTS (COST $290,496,529)** -- 115.7%                 427,481,118
   LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.7)%                  (57,910,168)
                                                                   -------------
   NET ASSETS -- 100.0%                                            $ 369,570,950
                                                                   =============

*    Non-income producing security

(a) All or a portion of the security is on loan. See Note 10 in Notes to Financial Statements.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $ 290,496,529
                                -------------
Gross unrealized appreciation   $ 142,222,641
Gross unrealized depreciation      (5,238,052)
                                -------------
Net unrealized appreciation     $ 136,984,589
                                =============

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR
POOLED
INVESTMENT
TRUST

                          NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (UNAUDITED)

"GROWTH-WITH-VALUE"
SMALL CAP FUND

1. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund.

SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Money market and short -term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

FAIR VALUE MEASUREMENTS. The inputs and valuations techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

-    Level 1 -- quoted prices in active markets for identical securities

- Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2011 in valuing the Fund's assets carried at fair value:

                                                                LEVEL 2
                                    TOTAL                     SIGNIFICANT      LEVEL 3
                                  VALUE AT       LEVEL 1         OTHER       SIGNIFICANT
                                  MARCH 31,       QUOTED       OBSERVABLE   UNOBSERVABLE
                                    2011          PRICES         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
Common Stocks*                  $347,452,929   $347,452,929   $        --       $--
Short-Term Investments            21,741,802     21,741,802            --        --
Securities Lending Collateral     58,286,387             --    58,286,387        --
                                ------------   ------------   -----------       ---
Total                           $427,481,118   $369,194,731   $58,286,387       $--
                                ============   ============   ===========       ===

* Please refer to the Schedule of Investments for industry and security type breakouts.

For the period ended March 31, 2011, the Fund held no securities which measured their fair value using level 3 inputs.

SECURITIES LENDING -- The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of March 31, 2011, the market value of the securities on loan and collateral are $56,434,506 and $58,286,387, respectively.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kalmar Pooled Investment Trust


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                           -----------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date 5-18-2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                           -----------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date 5-18-2011


By (Signature and Title)*  /s/ Verna E. Knowles
                           -----------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date 5-18-2011

* Print the name and title of each signing officer under his or her signature.